ORGANIZATION AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2018
ORGANIZATION AND BASIS OF PRESENTATION
Schedule of Company's subsidiary, its VIE and VIE's significant subsidiaries and kindergartens

	Date of		Percentage of
	establishment	Place of	legal ownership
Name	or acquisition	establishment	by the Company	Principal activities
Subsidiaries:
Beijing RYB Technology Development Co., Ltd. ("RYB Technology")	December 24, 2007	PRC	100%	Investment holding and provision of educational services
QIYUAN Education Technology (Tianjin) Co., Ltd ("TJ Qiyuan")	May 18, 2018	PRC	100%	Investment holding and provision of educational services
Beijing Beilin International Education Co., Ltd. ("BJ Beilin")	September 28, 2018	PRC	90%	Investment holding and provision of educational services
Precious Companion Group Limited	August 4, 2018	Hong Kong	100%	Investment holding and provision of educational services
Digital Knowledge World Co., Ltd.	September 1, 2018	Cayman Islands	90%	Investment holding and provision of educational services
Digital Education Co., Ltd.	September 1, 2018	Hong Kong	90%	Investment holding and provision of educational services
Beilin International Education Limited	September 1, 2018	Hong Kong	90%	Investment holding and provision of educational services

Variable interest entities:
Beijing RYB Children Education Technology Development Co., Ltd. ("Beijing RYB")	July 3, 2001	PRC	Consolidated VIE	Investment holding and provision of educational services
Beiyao Technology Development Co., Ltd. ("Beiyao")	June 15, 2018	PRC	Consolidated VIE	Investment holding and provision of educational services
Beijing Haidian Distric Bozhi Training School ("Bozhi")	September 28, 2018	PRC	Consolidated VIE	Training Services

VIEs’ major subsidiaries and kindergartens (1):

Shenzhen RYB Children Education Technology Development Co., Ltd.	June 20, 2007	PRC	Consolidated VIE	Sale of educational merchandise and provision of educational services
Hunan RYB Education Development Co., Ltd.	September 22, 2011	PRC	Consolidated VIE	Provision of educational services
Beijing Youer Lezhi Technology Development Co., Ltd.	April 2, 2014	PRC	Consolidated VIE	Play-and-learn centers services
Beijing Qingtian Youpin E-Commerce Co., Ltd.	June 8, 2015	PRC	Consolidated VIE	Sale of educational merchandise
Beijing XueErLe Education Technology Co., Ltd.	December 13, 2016	PRC	Consolidated VIE	Kindergarten services
Beijing RYB Jincheng Technology Development Co., Ltd	August 29, 2017	PRC	Consolidated VIE	Play-and-learn centers services
Beijing Haidian District RYB Multi-Dimension Intelligence Experimental Kindergarten (2)	January 10, 2005	PRC	Consolidated VIE	Kindergarten services
Beijing Fengtai District RYB Multi-Dimension Intelligence Experimental Kindergarten (2)	April 14, 2005	PRC	Consolidated VIE	Kindergarten services
Beijing Development RYB Bilingual Kindergarten (2)	February 21, 2006	PRC	Consolidated VIE	Kindergarten services
Beijing Daxing District RYB Kindergarten (2)	July 17, 2008	PRC	Consolidated VIE	Kindergarten services
Beijing Changping District Huilongguan RYB Kindergarten (2)	November 4, 2008	PRC	Consolidated VIE	Kindergarten services
Beijing Chaoyang District Century Jiahua Kindergarten (2)	August 27, 2009	PRC	Consolidated VIE	Kindergarten services
Beijing Chaoyang District RYB Kindergarten (2)	August 27, 2009	PRC	Consolidated VIE	Kindergarten services
Beijing Chaoyang District RYB Zhongcanyuan Kindergarten (2)	September 14, 2010	PRC	Consolidated VIE	Kindergarten services
Beijing Chaoyang District RYB Xintiandi Kindergarten (2)	April 11, 2011	PRC	Consolidated VIE	Kindergarten services
Beijing Chaoyang District RYB Hepingli Kindergarten (2)	April 11, 2011	PRC	Consolidated VIE	Kindergarten services
Beijingn Chaoyang District RYB Dongba Kindergarten (2)	July 5, 2011	PRC	Consolidated VIE	Kindergarten services
Dalian Jinzhou New District RYB Hongxinghai Kindergarten (2)	November 20, 2011	PRC	Consolidated VIE	Kindergarten services
Changsha Kaifu District RYB Kindergarten (2)	March 30, 2012	PRC	Consolidated VIE	Kindergarten services
Beijing Shidaixinyuan Kindergarten (2)	September 12, 2012	PRC	Consolidated VIE	Kindergarten services
Hefei Faneng Sunshine Beach Kindergarten (2)	January 18, 2013	PRC	Consolidated VIE	Kindergarten services
Guiyang Guanshanhu District RYB Jinyuan Kindergarten	June 3, 2013	PRC	Consolidated VIE	Kindergarten services
Beijing Chaoyang District Jingsong RYB Kindergarten (2)	July 5, 2013	PRC	Consolidated VIE	Kindergarten services
Changsha Kaifu District Vanke City RYB Kindergarten (2)	January 8, 2014	PRC	Consolidated VIE	Kindergarten services
Changzhou Wujin District RYB New City Villa Kindergarten (2)	February 17, 2014	PRC	Consolidated VIE	Kindergarten services
Qingdao Shibei District RYB Vanke City Kindergarten (2)	February 21, 2014	PRC	Consolidated VIE	Kindergarten services
Guangzhou Liwan District RYB Tangning Garden Kindergarten (2)	May 1, 2014	PRC	Consolidated VIE	Kindergarten services
Jinan Licheng District RYB Wanxiang New Sky Kindergarten (2)	October 30, 2014	PRC	Consolidated VIE	Kindergarten services
Xiamen Siming District RYB Yongniantianshu Kindergarten (2)	July 10, 2015	PRC	Consolidated VIE	Kindergarten services
Beijing Guofengmeitang Kindergarten (2)	September 14, 2015	PRC	Consolidated VIE	Kindergarten services
Beijing Chaoyang District RYB Zhuhuanian Kindergarten (2)	October 10, 2015	PRC	Consolidated VIE	Kindergarten services
Beijing Fangshan District RYB ChangyangPeninsula Kindergarten (2)	May 3, 2016	PRC	Consolidated VIE	Kindergarten services
Beijing FangShan District RYB XinYueDu Kindergarten (2)	October 8, 2016	PRC	Consolidated VIE	Kindergarten services
Jinan Licheng District Wangsheren Street RYB Kindergarten (2)	October 30, 2016	PRC	Consolidated VIE	Kindergarten services
Beijing Shunyi District RYB City Garden Kindergarten (2)	November 1, 2016	PRC	Consolidated VIE	Kindergarten services
Beijing Mentougou District RYB Yongsheng Jiayuan Kindergarten (2)	November 16, 2016	PRC	Consolidated VIE	Kindergarten services
Beijing Haidian District RYB Yidongyuan Kindergarten (2)	December 15, 2016	PRC	Consolidated VIE	Kindergarten services
Beijing Xicheng District RYB Kindergarten (2)	January 16, 2017	PRC	Consolidated VIE	Kindergarten services
Shenyang Hunnan District RYB Shouchuang International City Kindergarten (2)	February 22, 2017	PRC	Consolidated VIE	Kindergarten services
(1)

The net revenues generated from these major subsidiaries and kindergartens accounted for approximately 70% of Group’s total net revenues for the year ended December 31, 2018. The English name is for identification purpose only.

(2)

These kindergartens are established and controlled by Beijing RYB or its subsidiaries. Under PRC laws and regulations, entities who establish kindergartens are commonly referred to as "sponsors" instead of "owners" or "shareholders". The economic substance of "sponsorship" in respect of kindergartens is substantially similar to that of ownership with respect to legal, regulatory and tax matters.

Schedule of consolidated assets and liabilities, operating results and cash flows of the Company's VIE and VIE's subsidiaries and kindergartens

	As of December 31,
	2017	2018
Cash and cash equivalents	64,626	41,133
Prepaid expenses and other current assets	9,392	11,101
Total current assets	78,594	58,503
Total assets	133,897	157,834
Total current liabilities	92,537	101,966
Total liabilities	118,068	120,766

	For the years ended December 31,
	2016	2017	2018
Net revenues	107,747	140,012	155,946
Net income	7,378	17,925	14,610
Net cash provided by (used in) operating activities	32,181	25,453	(2,159)
Net cash used in investing activities	(12,119)	(7,573)	(18,866)
Net cash provided by financing activities	1,422	381	436
Effects of exchange rate changes	(2,572)	3,609	(2,701)